Lease Liabilities - Schedule of lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Aug. 01, 2019	Jul. 31, 2019
Operating Lease [Line Items]
Total lease liabilities	$ 29,116	$ 21,360	$ 0
Lease additions	9,030
Lease payments	(4,341)
Interest expense on lease liabilities	3,067
Current portion	4,772
Long-term portion	$ 24,344		$ 0
Adjustment on adoption of IFRS 16
Operating Lease [Line Items]
Total lease liabilities		$ 21,360